Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 6,544	$ 7,099
Cash at bank	2,355,145	993,185
Total cash and cash equivalents	$ 2,361,689	$ 1,000,284	$ 2,270,438	$ 956,975